Trade Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Schedule of Trade Payables
	As at December 31
	2017	2016
	$ thousands
Current
Trade Payables	36,994	264,720
Accrued expenses and other payables	21,901	20,892
	58,895	285,612
Non-current
Trade Payables*	-	44,057

(*) As of December 31, 2016, non-current trade payables correspond mainly to spare parts, used for major maintenance of facilities of discontinued operations, acquired according to a long-term program (LTP) agreement signed with Siemens. During 2016, these trade payables have not generated interests and no specific guarantee have been granted.